Operating expenses and other operating income - Restructuring (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other provisions
Cost of sales	€ 13,571	€ 14,689	€ 13,368
Research and development expenses	4,327	4,550	4,214
Selling, general and administrative expenses	2,929	3,013	2,792
Restructuring
Other provisions
Cost of sales	153	85	133
Research and development expenses	61	37	73
Selling, general and administrative expenses	137	46	78
Total restructuring charges	€ 351	€ 168	€ 284